Flow-through Share Premium Liability (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Opening balance	$ 317
Flow-through funds raised	557	$ 2,479
Flow-through eligible expenditures	(867)	(2,347)
Closing balance	7	317
BC exploration projects
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Opening balance	737	693
Flow-through funds raised	0	1,870
Flow-through eligible expenditures	(737)	(1,826)
Closing balance	0	737
Nunavut exploration projects
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Opening balance	433	0
Flow-through funds raised	1,900	8,023
Flow-through eligible expenditures	(2,309)	(7,590)
Closing balance	24	433
Total
DisclosureOfFlowThroughSharePremiumLiabilityLineItems [Line Items]
Opening balance	1,170	693
Flow-through funds raised	1,900	9,893
Flow-through eligible expenditures	(3,046)	(9,416)
Closing balance	$ 24	$ 1,170